Shareholder Report, Line Graph (Details) 226110_Reynolds Blue Chip Growth Fund_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Reynolds Blue Chip Growth Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Reynolds Blue Chip Growth Fund
Accumulated Value	$ 28,039	$ 19,896	$ 17,709	$ 23,922	$ 19,336	$ 13,785	$ 15,079	$ 11,700	$ 10,048	$ 10,000	$ 35,709
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 35,315	$ 25,900	$ 21,296	$ 25,194	$ 19,380	$ 16,830	$ 16,143	$ 13,691	$ 11,543	$ 10,000	$ 41,530